Fair Value Measurements (Details) - Schedule of the Black-Scholes option model for the Private Placement Warrants - Private Placement Warrants [Member] - $ / shares	1 Months Ended	9 Months Ended
	Jul. 19, 2021	Sep. 30, 2021
Fair Value Measurements (Details) - Schedule of the Black-Scholes option model for the Private Placement Warrants [Line Items]
Stock price (in Dollars per share)	$ 9.71	$ 9.93
Strike price (in Dollars per share)	$ 11.5	$ 11.5
Probability of completing a Business Combination	83.00%	100.00%
Dividend yield
Term (in years)	5 years	4 years 9 months 18 days
Volatility	17.20%	12.20%
Risk-free rate	0.90%	0.90%
Discount for lack of marketability
Fair value of warrants (in Dollars per share)	$ 0.85	$ 0.66